BLACKROCK FUNDS II
BlackRock Intermediate Government Bond Portfolio
(the "Fund")

Supplement dated April 1, 2011
to the Prospectus, dated January 28, 2011

Effective July 15, 2011, the Fund will change the benchmark against which it measures its performance from the Barclays Capital Intermediate Government Index to the Barclays Capital U.S. Government/Mortgage Index. Fund management believes the Barclays Capital U.S. Government/Mortgage Index more accurately reflects the investment strategy of the Fund. The Barclays Capital U.S. Government/Mortgage Index, measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae and Freddie Mac. For the one, five and ten year periods ended December 31, 2010, the average annual total returns for the Barclays Capital U.S. Government/Mortgage Index were 5.41%, 5.88% and 5.64%, respectively.

Shareholders should retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001398078
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 15, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
BLACKROCK INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001398078_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock Intermediate Government Bond Portfolio
(the "Fund")

Supplement dated April 1, 2011
to the Prospectus, dated January 28, 2011

Effective July 15, 2011, the Fund will change the benchmark against which it measures its performance from the Barclays Capital Intermediate Government Index to the Barclays Capital U.S. Government/Mortgage Index. Fund management believes the Barclays Capital U.S. Government/Mortgage Index more accurately reflects the investment strategy of the Fund. The Barclays Capital U.S. Government/Mortgage Index, measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae and Freddie Mac. For the one, five and ten year periods ended December 31, 2010, the average annual total returns for the Barclays Capital U.S. Government/Mortgage Index were 5.41%, 5.88% and 5.64%, respectively.

Shareholders should retain this Supplement for future reference.